HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 100.2%
	AEROSPACE & DEFENSE - 1.7%
83	General Dynamics Corporation	$ 22,586
261	National Presto Industries, Inc.	22,015
47	Northrop Grumman Corporation	22,866
		67,467
	APPAREL & TEXTILE PRODUCTS - 1.8%
4,320	Figs, Inc., Class A(a)	17,410
1,105	Levi Strauss & Company, Class A	17,691
260	Tapestry, Inc.	18,369
2,998	Torrid Holdings, Inc.(a)	19,037
		72,507
	ASSET MANAGEMENT - 1.5%
1,124	Acadian Asset Management, Inc.	30,281
1,618	Franklin Resources, Inc.	30,353
		60,634
	AUTOMOTIVE - 0.5%
439	General Motors Company	19,860

	BANKING - 3.7%
1,685	Alerus Financial Corporation	33,498
1,059	Amalgamated Financial Corporation	29,821
448	Citigroup, Inc.	30,634
1,405	Eagle Bancorp, Inc.	25,220
1,278	Hanmi Financial Corporation	29,228
		148,401
	BIOTECH & PHARMA - 4.5%
497	ACADIA Pharmaceuticals, Inc.(a)	7,256
30	Alnylam Pharmaceuticals, Inc.(a)	7,897
2,247	Arbutus Biopharma Corporation(a)	7,977
238	Avidity Biosciences, Inc.(a)	7,771
470	Bicara Therapeutics, Inc.(a)	6,754
334	Blueprint Medicines Corporation(a)	29,893
554	Capricor Therapeutics, Inc.(a)	7,036
125	Halozyme Therapeutics, Inc.(a)	7,678
4,951	Humacyte, Inc.(a)	7,179

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 100.2% (Continued)
	BIOTECH & PHARMA - 4.5% (Continued)
193	Twist Bioscience Corporation(a)	$ 7,396
25	United Therapeutics Corporation(a)	7,577
2,814	UroGen Pharma Ltd.(a)	32,754
15	Vertex Pharmaceuticals, Inc.(a)	7,643
1,219	Vir Biotechnology, Inc.(a)	7,460
190	Zoetis, Inc.	29,716
		181,987
	CABLE & SATELLITE - 1.5%
113	Cable One, Inc.	30,202
1,377	Sirius XM Holdings, Inc.	29,495
		59,697
	CHEMICALS - 3.7%
1,157	AdvanSix, Inc.	24,783
2,025	Chemours Company (The)	25,070
379	DuPont de Nemours, Inc.	25,010
442	HB Fuller Company	23,886
73	Sherwin-Williams Company (The)	25,762
700	Valvoline, Inc.(a)	23,982
		148,493
	COMMERCIAL SUPPORT SERVICES - 2.0%
1,579	AMN Healthcare Services, Inc.(a)	32,258
829	Radius Recycling, Inc., Class A	24,315
387	UL Solutions, Inc., Class A	22,133
		78,706
	CONSTRUCTION MATERIALS - 0.5%
1,298	MDU Resources Group, Inc.	22,248

	DATA CENTER REIT - 0.8%
38	Equinix, Inc.	32,709

	ELECTRIC UTILITIES - 4.0%
353	ALLETE, Inc.	23,118
375	Alliant Energy Corporation	22,890
553	Avista Corporation	22,933

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 100.2% (Continued)
	ELECTRIC UTILITIES - 4.0% (Continued)
198	IDACORP, Inc.	$ 23,381
1,309	PG&E Corporation	21,625
530	Portland General Electric Company	22,324
430	TXNM Energy, Inc.	22,876
		159,147
	ELECTRICAL EQUIPMENT - 2.3%
655	Atmus Filtration Technologies, Inc.	22,709
417	nVent Electric PLC	22,897
236	Otis Worldwide Corporation	22,720
1,190	Sensata Technologies Holding PLC	25,466
		93,792
	ENGINEERING & CONSTRUCTION - 0.5%
273	Exponent, Inc.	21,480

	ENTERTAINMENT CONTENT - 0.8%
4,058	Reservoir Media, Inc.(a)	30,435

	FOOD - 2.7%
235	BellRing Brands, Inc.(a)	18,128
277	Hershey Company (The)	46,311
1,422	Tootsie Roll Industries, Inc.	45,504
		109,943
	GAS & WATER UTILITIES - 2.3%
163	American Water Works Company, Inc.	23,963
934	Aris Water Solutions, Inc., Class A	23,313
383	Middlesex Water Company	24,174
317	Southwest Gas Holdings, Inc.	22,891
		94,341
	HEALTH CARE FACILITIES & SERVICES - 4.1%
3,713	AdaptHealth Corporation(a)	31,598
4,623	Brookdale Senior Living, Inc.(a)	30,327
480	Centene Corporation(a)	28,728
70	Elevance Health, Inc.	29,441
272	GeneDx Holdings Corporation(a)	18,183

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 100.2% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 4.1% (Continued)
2,076	SI-BONE, Inc.(a)	$ 28,337
		166,614
	HEALTH CARE REIT - 0.8%
440	Ventas, Inc.	30,835

	HOME & OFFICE PRODUCTS - 1.1%
1,360	MillerKnoll, Inc.	22,304
2,238	Steelcase, Inc., Class A	22,201
		44,505
	HOME CONSTRUCTION - 0.9%
949	Interface, Inc.	17,842
301	Taylor Morrison Home Corporation(a)	17,262
		35,104
	HOTEL REIT - 0.8%
4,370	RLJ Lodging Trust	30,634

	HOUSEHOLD PRODUCTS - 1.7%
125	Clorox Company (The)	17,788
3,510	Coty, Inc., Class A(a)	17,726
507	Helen of Troy Ltd.(a)	14,125
13,641	Olaplex Holdings, Inc.(a)	17,869
		67,508
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.6%
171	Chart Industries, Inc.(a)	23,082

	INDUSTRIAL SUPPORT SERVICES - 0.6%
1,012	Global Industrials, Company	25,988

	INSTITUTIONAL FINANCIAL SERVICES - 0.8%
405	Nasdaq, Inc.	30,865

	INSURANCE - 6.8%
605	AMERISAFE, Inc.	28,126
614	Employers Holdings, Inc.	29,834

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 100.2% (Continued)
	INSURANCE - 6.8% (Continued)
738	Horace Mann Educators Corporation	$ 30,657
400	Jackson Financial, Inc.	31,164
964	Lincoln National Corporation	30,723
401	Principal Financial Group, Inc.	29,734
113	Progressive Corporation (The)	31,837
835	Trupanion, Inc.(a)	30,561
517	Voya Financial, Inc.	30,606
		273,242
	INTERNET MEDIA & SERVICES - 2.8%
110	Expedia Group, Inc.	17,262
6,226	GoodRx Holdings, Inc.(a)	28,826
413	Maplebear, Inc.(a)	16,475
35,903	Opendoor Technologies, Inc.(a)	27,225
1,659	Upwork, Inc.(a)	21,816
		111,604
	LEISURE FACILITIES & SERVICES - 2.1%
394	Cracker Barrel Old Country Store, Inc.	16,824
283	Dutch Bros, Inc.(a)	16,906
1,968	Lindblad Expeditions Holdings, Inc.(a)	17,397
179	Planet Fitness, Inc., Class A(a)	16,932
124	Vail Resorts, Inc.	17,261
		85,320
	MACHINERY - 3.5%
67	Curtiss-Wright Corporation	23,108
290	Federal Signal Corporation	23,615
1,026	Hillenbrand, Inc.	20,756
846	Mueller Water Products, Inc. - Series A	22,199
37	Parker-Hannifin Corporation	22,387
316	Veralto Corporation	30,303
		142,368
	MEDICAL EQUIPMENT & DEVICES - 1.5%
1,903	Ceribell, Inc.(a)	30,619
181	Masimo Corporation(a)	29,134
		59,753

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 100.2% (Continued)
	METALS & MINING - 1.2%
680	Freeport-McMoRan, Inc.	$ 24,501
2,536	SunCoke Energy, Inc.	22,976
		47,477
	OFFICE REIT - 0.7%
928	Kilroy Realty Corporation	29,241

	OIL & GAS PRODUCERS - 1.7%
863	Kinder Morgan, Inc.	22,697
170	Marathon Petroleum Corporation	23,360
576	Occidental Petroleum Corporation	22,700
		68,757
	PUBLISHING & BROADCASTING - 0.7%
575	New York Times Company (The), Class A	29,935

	REAL ESTATE SERVICES - 0.8%
3,544	Cushman & Wakefield PLC(a)	33,207

	RENEWABLE ENERGY - 0.6%
3,447	Sunrun, Inc.(a)	23,750

	RESIDENTIAL REIT - 2.3%
504	Centerspace	30,421
481	Equity LifeStyle Properties, Inc.	31,159
108	Essex Property Trust, Inc.	30,148
		91,728
	RETAIL - CONSUMER STAPLES - 0.9%
773	Albertsons Companies, Inc., Class A	16,991
234	Five Below, Inc.(a)	17,758
		34,749
	RETAIL - DISCRETIONARY - 4.4%
235	Abercrombie & Fitch Company(a)	16,314
602	Bath & Body Works, Inc.	18,367
272	Best Buy Company, Inc.	18,140
94	Dick's Sporting Goods, Inc.	17,648

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 100.2% (Continued)
	RETAIL - DISCRETIONARY - 4.4% (Continued)
1,489	Foot Locker, Inc.(a)	$ 18,270
454	La-Z-Boy, Inc.	17,933
2,184	Sally Beauty Holdings, Inc.(a)	17,778
46	Ulta Beauty, Inc.(a)	18,199
958	Victoria's Secret & Company(a)	18,010
118	Williams-Sonoma, Inc.	18,227
		178,886
	RETAIL REIT - 0.7%
420	Regency Centers Corporation	30,316

	SEMICONDUCTORS - 1.1%
455	Advanced Micro Devices, Inc.(a)	44,294

	SOFTWARE - 3.7%
6,615	Bumble, Inc., Class A(a)	27,915
1,126	Clear Secure, Inc., Class A	27,790
51	HubSpot, Inc.(a)	31,187
220	Oracle Corporation	30,958
414	Workiva, Inc.(a)	31,162
		149,012
	STEEL - 1.3%
475	ATI, Inc.(a)	25,830
85	Reliance, Inc.	24,500
		50,330
	TECHNOLOGY HARDWARE - 4.9%
582	Arista Networks, Inc.(a)	47,881
1,468	Clearfield, Inc.(a)	42,088
1,251	Flex Ltd.(a)	42,959
2,614	NextNav, Inc.(a)	32,466
1,923	PagerDuty, Inc.(a)	29,826
		195,220
	TECHNOLOGY SERVICES - 7.3%
76	Accenture PLC, Class A	22,735
75	Automatic Data Processing, Inc.	22,545

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 100.2% (Continued)
	TECHNOLOGY SERVICES - 7.3% (Continued)
188	CDW Corporation	$ 30,185
365	Fidelity National Information Services, Inc.	28,791
309	Insight Enterprises, Inc.(a)	42,728
4,409	Integral Ad Science Holding Corporation(a)	31,172
446	Parsons Corporation(a)	29,820
64	S&P Global, Inc.	32,003
183	Science Applications International Corporation	22,148
235	WEX, Inc.(a)	30,637
		292,764
	TELECOMMUNICATIONS - 0.8%
8,833	Lumen Technologies, Inc.(a)	31,269

	TRANSPORTATION & LOGISTICS - 2.6%
324	ArcBest Corporation	18,960
623	International Seaways, Inc.	21,157
154	JB Hunt Transport Services, Inc.	20,109
5,188	JetBlue Airways Corporation(a)	22,621
207	United Parcel Service, Inc., Class B	19,727
		102,574
	TRANSPORTATION EQUIPMENT - 1.6%
76	Cummins, Inc.	22,331
478	Greenbrier Companies, Inc. (The)	20,277
887	Trinity Industries, Inc.	22,264
		64,872

	TOTAL COMMON STOCKS (Cost $4,268,188)	4,027,650

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Fair Value

TOTAL INVESTMENTS – 100.2% (Cost $4,268,188)	$ 4,027,650
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(9,580)
NET ASSETS - 100.0%	$ 4,018,070

Ltd.	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.